Fair Value Measurements	6 Months Ended
Jun. 30, 2018
Risk Management and Fair Values [Abstract]
FAIR VALUE MEASUREMENTS
27.	FAIR VALUE MEASUREMENTS

1.	Fair value

The fair value of financial assets and financial liabilities is determined in accordance with generally accepted pricing models based on discounted cash flow analysis.

The following table presents the fair value of the Group’s financial instruments measured at the end of the reporting period on a recurring basis, categorized into the three-level fair value hierarchy as defined in IFRS 13, Fair Value Measurement. The level into which a fair value measurement is classified is determined with reference to the observability and significance of the inputs used in the valuation technique as follows:

-	Level 1 valuations: Fair value measured using only Level 1 inputs i.e. unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

-	Level 2 valuations: Fair value measured using Level 2 inputs i.e. observable inputs which fail to meet Level 1, and not using significant unobservable inputs. Unobservable inputs are inputs for which market data are not available.

-	Level 3 valuations: Fair value measured using significant unobservable inputs.

	June 30, 2018 Level 2	December 31, 2017 Level 2
Recurring far value measurements Liabilities:
Warrant liabilities	-	-
	-	-

During the six months ended June 30, 2018 and the year ended December 31, 2017, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3. The Group’s policy is to recognize transfers between levels of fair value hierarchy as at the end of the reporting period in which they occur.

Valuation techniques and inputs used in Level 2 fair value measurements

The fair value of financial assets in Level 2 is determined by the model as disclosed in note 24.

The directors of the Company consider that the carrying amounts of financial assets and financial liabilities recorded at amortized cost approximate their fair values.